Award Timing Disclosure	12 Months Ended
	Dec. 27, 2025	Feb. 12, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding Long-Term Incentive Awards
It is the Compensation and Human Capital Committee’s practice to generally approve ordinary course annual equity grants at approximately the same time each year following our release of full-year financial results. As in prior years, the Compensation and Human Capital Committee granted annual equity awards to our Named Executive Officers in February 2025 after we announced our financial results for fiscal 2024 and the Compensation and Human Capital Committee had the opportunity to consider our expectations and projections for fiscal 2025. If Named Executive Officers are hired or promoted during the year, they generally receive a grant at the first scheduled Compensation and Human Capital Committee meeting following their hire date or promotion date for an aggregate number of stock options, RSUs, and PSUs based on position. In addition, while we generally make broad-based long-term incentive grants at approximately the same time each year following our release of full-year financial results, we may choose to make long-term incentive grants outside of the annual broad-based grant (
e.g.
, as a retention grant). As described above, the Company granted the Retention Equity Awards to Mr. Lawton in November 2025. Stock options may be granted only with an exercise price at or above the closing market price of the Company’s Common Stock on the date prior to the grant date.
Because the Compensation and Human Capital Committee’s fiscal 2025 regular meeting schedule was determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. The Company does not schedule its equity grants in anticipation of the release of material non-public
information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
The following table presents information regarding stock options issued to our
Named Executive Officers in 2025 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award
  Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of
material
non-public
information and the
trading day beginning immediately
following the disclosure of material
non-public information

Harry A. Lawton III	2/12/2025	172,905	$54.97	$2,311,740	2.3%(1)
Kurt D. Barton	2/12/2025	35,515	$54.97	$474,836	2.3%(1)
Robert D. Mills	2/12/2025	26,169	$54.97	$349,880	2.3%(1)
J. Seth Estep	2/12/2025	24,300	$54.97	$324,891	2.3%(1)
John P. Ordus	2/12/2025	20,561	$54.97	$274,901	2.3%(1)

(1)
On February 13, 2025, the Company filed a Form
8-K
disclosing the declaration of a cash dividend. This percentage is calculated using the closing price of a share of the Company’s common stock on February 12, 2025 and February 14, 2025 of $55.87 and $57.14, respectively.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not schedule its equity grants in anticipation of the release of material non-public information (“MNPI”) nor does the Company time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table presents information regarding stock options issued to our
Named Executive Officers in 2025 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award
  Percentage change in the closing market
price of the securities underlying the
award between the trading day ending
immediately prior to the disclosure of
material
non-public
information and the
trading day beginning immediately
following the disclosure of material
non-public information

Harry A. Lawton III	2/12/2025	172,905	$54.97	$2,311,740	2.3%(1)
Kurt D. Barton	2/12/2025	35,515	$54.97	$474,836	2.3%(1)
Robert D. Mills	2/12/2025	26,169	$54.97	$349,880	2.3%(1)
J. Seth Estep	2/12/2025	24,300	$54.97	$324,891	2.3%(1)
John P. Ordus	2/12/2025	20,561	$54.97	$274,901	2.3%(1)

(1)
On February 13, 2025, the Company filed a Form
8-K
disclosing the declaration of a cash dividend. This percentage is calculated using the closing price of a share of the Company’s common stock on February 12, 2025 and February 14, 2025 of $55.87 and $57.14, respectively.

Kurt D. Barton [Member]
Awards Close in Time to MNPI Disclosures
Name		Kurt D. Barton
Underlying Securities | shares		35,515
Exercise Price | $ / shares		$ 54.97
Fair Value as of Grant Date | $		$ 474,836
Underlying Security Market Price Change		0.023
Harry A. Lawton III [Member]
Awards Close in Time to MNPI Disclosures
Name		Harry A. Lawton III
Underlying Securities | shares		172,905
Exercise Price | $ / shares		$ 54.97
Fair Value as of Grant Date | $		$ 2,311,740
Underlying Security Market Price Change		0.023
Robert D. Mills [Member]
Awards Close in Time to MNPI Disclosures
Name		Robert D. Mills
Underlying Securities | shares		26,169
Exercise Price | $ / shares		$ 54.97
Fair Value as of Grant Date | $		$ 349,880
Underlying Security Market Price Change		0.023
J. Seth Estep [Member]
Awards Close in Time to MNPI Disclosures
Name		J. Seth Estep
Underlying Securities | shares		24,300
Exercise Price | $ / shares		$ 54.97
Fair Value as of Grant Date | $		$ 324,891
Underlying Security Market Price Change		0.023
John P. Ordus [Member]
Awards Close in Time to MNPI Disclosures
Name		John P. Ordus
Underlying Securities | shares		20,561
Exercise Price | $ / shares		$ 54.97
Fair Value as of Grant Date | $		$ 274,901
Underlying Security Market Price Change		0.023